Acquisition and Distribution Agreements	12 Months Ended
Dec. 31, 2017
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Acquisition and Distribution Agreements

Note 3    Acquisition and Distribution Agreements

(a) Mandatory Provident Fund business of Standard Chartered

On November 1, 2016, the Company completed its acquisition of Standard Chartered’s Mandatory Provident Fund (“MPF”) and Occupational Retirement Schemes Ordinance (“ORSO”) businesses in Hong Kong, and the related investment management entity. In addition, on November 1, 2016, the Company commenced its 15-year exclusive distribution partnership with Standard Chartered. These arrangements significantly expand Manulife’s retirement business in Hong Kong. Total consideration of $392 was paid in cash.

(b) Distribution agreement with DBS Bank Ltd (“DBS”)

Effective January 1, 2016, the Company entered into a 15-year regional distribution agreement with DBS covering Singapore, Hong Kong, mainland China and Indonesia. The arrangement expands the Company’s strategy for growth in Asia. The Company recognized $536 of distribution network intangible assets on the agreement’s effective date.